Cover	Jul. 12, 2023
Cover [Abstract]
Entity Registrant Name	LOOP INDUSTRIES, INC.
Entity Central Index Key	0001504678
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Jul. 12, 2023
Entity File Number	000-54786
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	27-2094706
Entity Address Address Line 1	480 Fernand-Poitras
Entity Address Address Line 2	Terrebonne
Entity Address City Or Town	Quebec
Entity Address Country	CA
Entity Address Postal Zip Code	J6Y 1Y4
City Area Code	450
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	951-8555
Security 12b Title	Common stock, par value $0.0001 per share
Trading Symbol	LOOP
Security Exchange Name	NASDAQ